Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents (Note 3)	$ 141,851	$ 14,490
Restricted cash (Note 2, 3)	20	726
Trade accounts receivable, net of allowance for doubtful receivables of $96 and $306 at December 31, 2017 and 2018, respectively (Note 17)	13,713	14,526
Due from related parties (Note 4)	27,864	16,914
Prepayments and advances	708	1,125
Other current assets (Note 5)	13,758	12,279
Total current assets	197,914	60,060
FIXED ASSETS, NET:
Advances for vessels under construction and related costs (Notes 4, 6)	0	31,898
Vessels, net (Notes 4, 7)	755,332	749,088
Total fixed assets, net	755,332	780,986
OTHER NON-CURRENT ASSETS:
Investment in affiliate (Notes 10, 13)	34,000	34,000
Available for sale debt securities (Note 13)	4,961	0
Restricted cash (Note 2, 3)	15,010	15,010
Other non-current assets (Note 9)	4,088	44,869
Total other non-current assets	58,059	93,879
Total assets	1,011,305	934,925
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 11)	38,795	11,635
Accounts payable and other current liabilities	5,844	5,225
Accrued liabilities (Note 4)	3,387	4,758
Due to related parties (Notes 4, 12)	5,796	72
Deferred revenue (Note 17)	1,776	865
Total current liabilities	55,598	22,555
NON-CURRENT LIABILITIES
Long-term debt, net of deferred finance costs (Note 11)	251,288	133,703
Due to related parties (Notes 4, 12)	66,690	71,631
Total non-current liabilities	317,978	205,334
COMMITMENTS AND CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 1, 14)	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2017 and 2018; 104,274,708 shares issued at December 31, 2017 and 2018; 104,274,708 and 87,232,028 shares outstanding at December 31, 2017 and 2018, respectively (Notes 1, 14)	1,043	1,043
Treasury stock; $0.01 par value; 0 and 17,042,680 shares at December 31, 2017 and 2018 (Notes 1, 14)	(85,378)	0
Additional paid-in capital (Note 14)	4,067,124	4,066,083
Accumulated other comprehensive loss (Note 13)	(39)	0
Accumulated deficit	(3,345,021)	(3,360,090)
Total equity	637,729	707,036
Total liabilities and stockholders' equity	$ 1,011,305	$ 934,925